Commitments - Reconciliation for acquisition payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Gross Obligation Under Put Option	$ 92,926	$ 73,428	$ 0
Deferred consideration payable on acquisition	(11,245)	(22,229)	(24,444)
Payables settled in Class A common shares	107,889	29,748	17,596
Cumulative translation adjustment	(15,669)	5,377	1,125
Gross Obligation Under Put Option	18,258	92,926	73,428
Total for all business combinations [member]
Disclosure of detailed information about business combination [line items]
Gross Obligation Under Put Option	101,940	66,601	44,249
Recognized on business combination	138,334	36,595	23,985
Deferred consideration payable on acquisition	16,549
Other payables raised on or post-acquisition	84,551
Transfers	(3,979)
Acquisition payable adjustments	25,280	(8,634)	(11,593)
Deferred consideration	11,245	22,961	24,444
Deferred consideration settled in cash		(732)
Payables settled in cash	(86,167)	(14,684)	(16,437)
Payables settled in Class A common shares	(4,870)	(5,385)	0
Deferred consideration settled in Class A common shares	(32,705)
Cumulative translation adjustment	(26,954)	5,218	1,953
Gross Obligation Under Put Option	223,224	101,940	66,601
GPMS
Disclosure of detailed information about business combination [line items]
Gross Obligation Under Put Option	0	0	0
Recognized on business combination	61,638
Deferred consideration payable on acquisition	12,181
Other payables raised on or post-acquisition	6,870
Acquisition payable adjustments	1,220
Cumulative translation adjustment	227
Gross Obligation Under Put Option	82,136	0	0
CSHG
Disclosure of detailed information about business combination [line items]
Gross Obligation Under Put Option	0	0	0
Recognized on business combination	70,338
Deferred consideration payable on acquisition	4,368
Acquisition payable adjustments	3,659
Deferred consideration	2,188
Payables settled in cash	(63,459)
Deferred consideration settled in Class A common shares	(3,685)
Cumulative translation adjustment	(11,496)
Gross Obligation Under Put Option	1,913	0	0
Moneda
Disclosure of detailed information about business combination [line items]
Gross Obligation Under Put Option	48,710	39,372	44,249
Acquisition payable adjustments		(12,891)	(12,884)
Deferred consideration	9,057	22,229	24,444
Payables settled in cash			(16,437)
Deferred consideration settled in Class A common shares	(29,020)
Gross Obligation Under Put Option	28,747	48,710	39,372
Other
Disclosure of detailed information about business combination [line items]
Gross Obligation Under Put Option	53,230	27,229	0
Recognized on business combination	6,358	36,595	23,985
Other payables raised on or post-acquisition	77,681
Transfers	(3,979)
Acquisition payable adjustments	20,401	4,257	1,291
Deferred consideration		732
Deferred consideration settled in cash		(732)
Payables settled in cash	(22,708)	(14,684)
Payables settled in Class A common shares	(4,870)	(5,385)
Cumulative translation adjustment	(15,685)	5,218	1,953
Gross Obligation Under Put Option	$ 110,428	$ 53,230	$ 27,229